Average Annual Total Returns (Vanguard Russell 1000 Index Fund ETF)	Vanguard Russell 1000 Index Fund Vanguard Russell 1000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 1000 Index Fund Vanguard Russell 1000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 1000 Index Fund Vanguard Russell 1000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Russell 1000 Index Fund Vanguard Russell 1000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Russell 1000 Index Vanguard Russell 1000 Index Fund Vanguard Russell 1000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.93%	32.34%	19.04%	32.96%	33.11%
Since Inception	18.47%	18.09%	14.68%	18.47%	18.62%